UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     L.A.R.C. Capital, L.L.C.

Address:  126 East 56th Street
          New York, NY 10022

13F File Number: 028-11478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David Scully
Phone:    (212) 715-5100


Signature, Place and Date of Signing:


/s/ David Scully                New York, NY                August 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     61

Form 13F Information Table Value Total: $ 1,363,658
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number                  Name

----      -------------------                   ------------------------------


                                                 FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS   SOLE        SHARED  NONE
--------------                 --------         -----      --------  -------   --- ----  ----------  ----   ----        ------  ----
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   82,041   1,324,739 SH        SOLE                1,324,739  0       0
AMERICAN TOWER CORP            CL A             029912201   19,086     454,440 SH        SOLE                  454,440  0       0
APPLE INC                      COM              037833100   48,071     393,892 SH        SOLE                  393,892  0       0
ARIBA INC                      COM NEW          04033V203      472      47,653 SH        SOLE                   47,653  0       0
AUDIBLE INC                    COM NEW          05069A302      677      67,191 SH        SOLE                   67,191  0       0
AUTHENTIDATE HLDG CORP         COM              052666104      237     153,702 SH        SOLE                  153,702  0       0
BAIDU COM INC                  SPON ADR REP A   056752108  105,599     628,640 SH        SOLE                  628,640  0       0
BANKRATE INC                   COM              06646V108   37,424     780,973 SH        SOLE                  780,973  0       0
BOSTON COMMUNICATIONS GROUP    COM              100582105      750     430,780 SH        SOLE                  430,780  0       0
BROADCOM CORP                  CL A             111320107   39,853   1,362,494 SH        SOLE                1,362,494  0       0
BUSINESS OBJECTS S A           SPONSORED ADR    12328X107    7,366     189,652 SH        SOLE                  189,652  0       0
CENTILLIUM COMMUNICATIONS IN   COM              152319109      144      68,822 SH        SOLE                   68,822  0       0
CHINA TECHFAITH WIRLS COMM T   SPONSORED ADR    169424108    1,985     355,733 SH        SOLE                  355,733  0       0
COGENT INC                     COM              19239Y108      967      65,795 SH        SOLE                   65,795  0       0
COMTECH TELECOMMUNICATIONS C   COM NEW          205826209    2,056      44,287 SH        SOLE                   44,287  0       0
CREE INC                       COM              225447101    8,038     310,945 SH        SOLE                  310,945  0       0
CROWN CASTLE INTL CORP         COM              228227104    1,340      36,936 SH        SOLE                   36,936  0       0
DSP GROUP INC                  COM              23332B106   17,168     838,715 SH        SOLE                  838,715  0       0
ENDWAVE CORP                   COM NEW          29264A206      283      24,882 SH        SOLE                   24,882  0       0
EQUINIX INC                    COM NEW          29444U502   71,824     785,223 SH        SOLE                  785,223  0       0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109   92,529   1,832,792 SH        SOLE                1,832,792  0       0
GLOBAL CROSSING LTD            NOTE 5.000% 5/1  37932JAA1        5     523,500 SH        SOLE                  523,500  0       0
GOOGLE INC                     CL A             38259P508  121,087     231,656 SH        SOLE                  231,656  0       0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107   11,215     348,200 SH        SOLE                  348,200  0       0
INPHONIC INC                   COM              45772G105    1,310     280,000 SH        SOLE                  280,000  0       0
IPASS INC                      COM              46261V108    1,273     234,898 SH        SOLE                  234,898  0       0
ISILON SYS INC                 COM              46432L104   10,053     651,926 SH        SOLE                  651,926  0       0
KNOT INC                       COM              499184109    9,632     477,089 SH        SOLE                  477,089  0       0
LA Z BOY INC                   COM              505336107    1,247     108,809 SH        SOLE                  108,809  0       0
LAWSON SOFTWARE INC NEW        COM              52078P102  107,215  10,840,715 SH        SOLE               10,840,715  0       0
MARCHEX INC                    CL B             56624R108    3,925     240,500 SH        SOLE                  240,500  0       0
MELCO PBL ENTMNT LTD           ADR              585464100    1,765     140,545 SH        SOLE                  140,545  0       0
MONOLITHIC PWR SYS INC         COM              609839105   32,388   1,856,053 SH        SOLE                1,856,053  0       0
NAVTEQ CORP                    COM              63936L100    1,314      31,030 SH        SOLE                   31,030  0       0
NOKIA CORP                     SPONSORED ADR    654902204   96,457   3,431,409 SH        SOLE                3,431,409  0       0
NUTRI SYS INC NEW              COM              67069D108   15,465     221,400 SH        SOLE                  221,400  0       0
QUALCOMM INC                   COM              747525103   88,333   2,035,789 SH        SOLE                2,035,789  0       0
REALNETWORKS INC               COM              75605L104    3,544     433,729 SH        SOLE                  433,729  0       0
RED HAT INC                    COM              756577102   12,717     570,796 SH        SOLE                  570,796  0       0
RF MICRODEVICES INC            COM              749941100    2,664     426,929 SH        SOLE                  426,929  0       0
SANDERSON FARMS INC            COM              800013104    1,715      38,102 SH        SOLE                   38,102  0       0
SANDISK CORP                   COM              80004C101   47,736     975,402 SH        SOLE                  975,402  0       0
SBA COMMUNICATIONS CORP        COM              78388J106   16,027     477,145 SH        SOLE                  477,145  0       0
SECURE COMPUTING CORP          COM              813705100      385      50,735 SH        SOLE                   50,735  0       0
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203   12,152     392,000 SH        SOLE                  392,000  0       0
SIRF TECHNOLOGY HLDGS INC      COM              82967H101    7,010     337,979 SH        SOLE                  337,979  0       0
SKILLSOFT PLC                  SPONSORED ADR    830928107    2,246     241,769 SH        SOLE                  241,769  0       0
SOHU COM INC                   COM              83408W103   95,525   2,986,087 SH        SOLE                2,986,087  0       0
TD AMERITRADE HLDG CORP        COM              87236Y108   33,972   1,698,582 SH        SOLE                1,698,582  0       0
THE9 LTD                       ADR              88337K104    8,096     175,000 SH        SOLE                  175,000  0       0
THQ INC                        COM              872443403    2,074      67,966 SH        SOLE                   67,966  0       0
TRAVELZOO INC                  COM              89421Q106    2,659     100,000 SH        SOLE                  100,000  0       0
TTM TECHNOLOGIES INC           COM              87305R109    1,702     130,939 SH        SOLE                  130,939  0       0
UNDER ARMOUR INC               CL A             904311107    5,033     110,259 SH        SOLE                  110,259  0       0
UNIVERSAL DISPLAY CORP         COM              91347P105    1,571     100,000 SH        SOLE                  100,000  0       0
VASCO DATA SEC INTL INC        COM              92230Y104   15,886     698,000 SH        SOLE                  698,000  0       0
XINHUA FIN MEDIA LTD           SPONSORED ADR    983982109    2,567     310,000 SH        SOLE                  310,000  0       0
YAHOO INC                      COM              984332106   46,546   1,715,678 SH        SOLE                1,715,678  0       0
ZORAN CORP                     COM              98975F101    1,236      61,700 SH        SOLE                   61,700  0       0


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